Note 4 – Intangible Assets (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cardio Diagnostics Member During Reverse Merger [Member]
Acquired identifiable intangible assets

The following tables provide detail associated with the Company’s acquired identifiable intangible assets:

	As of September 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Amortized intangible assets:
Know-how license	$80,000	$(38,667)	$41,333	5
Total	$80,000	$(38,667)	$41,333

Cardio Diagnostics [Member]
Acquired identifiable intangible assets

The following tables provide detail associated with the Company’s acquired identifiable intangible assets:

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Amortized intangible assets:
Know-how license	$80,000	$(26,667)	$53,333	5
Total	$80,000	$(26,667)	$53,333